EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation assets summary (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	$ 61,348,921
Promissory note interest accretion expenses			$ 119,205
Reclamation adjustment	12,000,190		5,241,860
Advance minimum royalty obligation	69,962	$ 54,950	45,393	$ 34,950
Exploration and evaluation assets, ending balance	72,330,024		61,348,921
Exploration and evaluation assets [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	61,348,921	$ 47,235,080	58,422,192	42,825,239
Land acquisitions/option payments	45,835		64,940
Claim Staking	69,550		227,370
Legal expenses	5,559		25,303
Title review and environment	8,678		13,046
Promissory note interest accretion expenses			119,205
Reclamation adjustment	12,000,190		5,241,860
Depreciation	(9,453)		(9,616)
Translation difference	(1,209,218)		(2,800,772)
Total	72,260,062		61,303,528
Advance minimum royalty obligation	69,962		45,393
Exploration and evaluation assets, ending balance	$ 72,330,024		$ 61,348,921	$ 47,235,080